Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

The following subsequent events were evaluated on December 2, 2024, the date the financial statements were issued.

On June 28, 2024 and July 31, 2024, the Company entered into an equity acquisition agreement (the “Equity Acquisition Agreement”) an amendment to the Equity Acquisition Agreement with Shangri-La Trading Limited (the “Seller”), respectively, in a single transaction, to acquire 65% of the issued and outstanding equity of Pure Tech Global Limited at closing. The acquisition was closed on November 22, 2024, with the Company Pure Tech Global Limited, which in turn indirectly wholly controls Pinmu Century (Beijing) Marketing Technology Co., Ltd, a variable interest entity, and its subsidiaries (“Pinmu Century”), and Zhenxi Brand Marketing Consulting (Shanghai) Centre, a variable interest entity, and its subsidiaries. The aggregate purchase price for the equity acquisition was approximately $40.0 million, and was fully paid on November 22, 2024.